The Millicom Group - A.1. Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Colombia Movil S.A. E.S.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	5000.00%
Comunicaciones Celulares S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Distribuidora de Comunicaciones de Occidente, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Grupo de Comunicaciones Digitales, S.A. (formerly Telefonica Moviles Panama, S.A.)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	80.00%
Lati International S.A. (i)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Millicom Cable Costa Rica S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Holding B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom International Operations B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom International Services LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
MIC Latin America B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom LIH S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom International Operations S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Spain S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Telecommunications S.A. (ii)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Navega.com S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Servicios Especializados en Telecomunicaciones, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Servicios Innovadores de Comunicacion y Entretenimiento, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Servicios y Productos Multimedios S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Telecomunicaciones Digitales, S.A. (formerly Cable Onda S.A.)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	80.00%
Telefonica Celular de Bolivia S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Telefonia Celular de Nicaragua S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Telefonica Celular del Paraguay S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Telemovil El Salvador S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
UNE EPM Telecomunicaciones S.A. and subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	5000.00%